Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,454)	£ (8,088)
Netting	(589)	(524)
Net exposure	294,877	306,284
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(207,600)	(216,000)
Netting	(100)	0
Net exposure	91,500	94,000
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	38,200	44,200
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	8,500	6,000
Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	267,900	278,400
Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	268,800	279,300
Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Balance sheet asset | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,200	44,200
Balance sheet asset | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	38,200	44,200
Balance sheet asset | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	31,700
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,500	31,800
Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(207,600)	(216,000)
Netting	(100)	0
Net exposure	44,800	43,800
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(195,200)	(208,700)
Netting	0	0
Net exposure	43,000	42,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(175,400)	(187,400)
Netting	0	0
Net exposure	5,600	4,700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(15,300)	(16,500)
Netting	0	0
Net exposure	11,500	11,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	900	700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	20,500	21,100
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	4,500	4,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(4,500)	(4,800)
Netting	0	0
Net exposure	0	100
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,600	1,400
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(12,400)	(7,300)
Netting	(100)	0
Net exposure	0	0
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	221,200	228,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	222,100	229,100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	207,400	219,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	172,700	184,100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,000	18,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,800	7,500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	208,300	220,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	172,900	184,300
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,300	19,100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,100	7,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,600	4,600
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,000
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,100	1,000
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,500	7,300
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,500	7,300
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	31,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,500	31,800
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	30,900	31,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,300	8,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	9,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,700	13,600
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,000	31,400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,300	8,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	9,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,800	13,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	8,500	6,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0